UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number      811-22312

ACAP Strategic Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:   212-716-6840

Date of fiscal year end:   September 30

Date of reporting period   December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

		December 31, 2015
Shares		Fair Value
	Investments in Securities – 102.24%
	Common Stocks – 102.24%
	Canada – 0.12%
	E-Services / Consulting – 0.12%
78,940	Shopify Inc, Class A *	$2,036,652
	Total Canada (cost $1,999,697)	$2,036,652

	China – 14.00%
	E-Commerce / Products – 3.97%
686,500	Alibaba Group Holding Ltd ADR *	55,791,855
796,750	Vipshop Holdings Ltd ADR * (a)	12,166,373
		67,958,228
	E-Commerce / Services – 2.23%
822,000	Ctrip.com International Ltd ADR *	38,083,260
	Entertainment Software – 3.51%
330,500	NetEase Inc ADR	59,899,820
	Internet Application Software – 0.74%
643,000	Tencent Holdings Ltd	12,652,336
	Web Portals / ISP – 3.55%
321,200	Baidu Inc ADR * (a)	60,719,648
	Total China (cost $211,700,909)	$239,313,292

	France – 0.22%
	Entertainment Software – 0.22%
127,407	UBISOFT Entertainment *	3,691,187
	Total France (cost $2,402,346)	$3,691,187

	Hong Kong – 2.54%
	Alternative Waste Technology – 2.04%
27,130,000	China Everbright International Ltd	34,865,751

	Sector Fund - China – 0.50%
5,378,600	CSOP FTSE China A50 ETF	8,619,474
	Total Hong Kong (cost $25,290,918)	$43,485,225

	Israel – 0.24%
	Electronic Components - Semiconductors – 0.24%
283,726	Tower Semiconductor Ltd *	3,989,188
	Total Israel (cost $4,343,039)	$3,989,188

	Japan – 10.96%
	Audio / Video Products – 4.58%
2,931,400	Panasonic Corp	30,229,034
1,927,600	Sony Corp	48,103,871
		78,332,905

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2015
Shares		Fair Value
	Common Stocks (continued)
	Japan (continued)
	Chemicals - Diversified – 0.66%
698,400	Hitachi Chemical Co Ltd	$11,239,889
	E-Commerce / Products – 0.61%
888,069	Rakuten Inc	10,357,544
	Electric Products - Miscellaneous – 1.23%
380,500	Mabuchi Motor Co Ltd	21,002,702
	Electronic Components - Miscellaneous – 0.76%
472,200	Alps Electric Co Ltd	13,012,536
	Entertainment Software – 1.21%
429,700	Capcom Co Ltd	10,455,396
420,776	Square Enix Holdings Co Ltd	10,266,242
		20,721,638
	Finance - Other Services – 0.89%
956,538	Japan Exchange Group Inc	15,187,560
	Metal Products - Distribution – 1.02%
1,244,273	MISUMI Group Inc	17,439,164
	Total Japan (cost $162,132,848)	$187,293,938

	Jersey – 0.16%
	Medical Products – 0.16%
125,520	Novocure Ltd *	2,806,627
	Total Jersey (cost $2,848,667)	$2,806,627

	United States – 74.00%
	Apparel Manufacturers – 1.56%
300,060	Carter’s Inc (a)	26,714,342
	Applications Software – 4.10%
1,262,040	Microsoft Corp	70,017,979
	Commercial Services - Finance – 4.07%
137,400	FleetCor Technologies Inc *	19,638,582
274,940	Global Payments Inc	17,736,379
410,400	PayPal Holdings Inc *	14,856,480
364,840	Vantiv Inc, Class A *	17,300,713
		69,532,154
	Commercial Services – 0.53%
98,800	Cintas Corp	8,995,740
	Computer Aided Design – 0.66%
299,460	Aspen Technology Inc * (a)	11,307,610
	Computer Software – 1.46%
365,610	SS&C Technologies Holdings Inc	24,960,195
	Computers – 0.21%
34,420	Apple Inc (a)	3,623,049

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2015
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Consulting Services – 0.30%
67,040	Verisk Analytics Inc * (a)	$5,154,035
	Data Processing / Management – 0.82%
232,090	Fidelity National Information Services Inc	14,064,654
	Diversified Financial Services – 0.12%
204,100	On Deck Capital Inc *	2,102,230
	Electronic Components - Semiconductors – 2.49%
904,580	Xilinx Inc (a)	42,488,123
	Electronic Design Automation – 5.36%
2,334,269	Cadence Design Systems Inc *	48,576,138
944,520	Synopsys Inc * (a)	43,079,557
		91,655,695
	Entertainment Software – 2.92%
1,152,980	Activision Blizzard Inc (a)	44,631,856
150,310	Take-Two Interactive Software Inc *	5,236,800
		49,868,656
	Finance - Credit Card – 6.25%
514,860	MasterCard Inc, Class A (a)	50,126,770
731,900	Visa Inc, Class A (a)	56,758,845
		106,885,615
	Finance - Investment Banker / Broker – 0.22%
168,884	Virtu Financial Inc, Class A	3,823,534
	Finance - Other Services – 4.99%
333,020	Intercontinental Exchange Inc	85,339,705
	Internet Content - Entertainment – 4.62%
754,810	Facebook Inc, Class A *	78,998,415
	Investment Management / Advisory Services – 0.95%
101,530	Affiliated Managers Group Inc * (a)	16,220,433
	Medical - Biomedical / Genetics – 5.93%
133,940	Alexion Pharmaceuticals Inc * (a)	25,549,055
95,960	BioMarin Pharmaceutical Inc * (a)	10,052,770
548,700	Celgene Corp *	65,712,312
		101,314,137
	Medical - Drugs – 3.46%
189,070	Allergan PLC *	59,084,375
	Medical - Outpatient / Home Medical – 1.93%
935,674	Premier Inc, Class A * (a)	33,001,222
	Medical - Wholesale Drug Distribution – 2.39%
394,010	AmerisourceBergen Corp (a)	40,862,777

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2015
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Multimedia – 0.29%
180,840	Twenty-First Century Fox Inc, Class B (a)	$4,924,273
	Retail - Building Products – 1.34%
300,600	Lowe’s Cos Inc	22,857,624
	Retail - Discount – 8.74%
311,070	Costco Wholesale Corp (a)	50,237,805
440,690	Dollar General Corp	31,672,390
873,430	Dollar Tree Inc * (a)	67,446,264
		149,356,459
	Retail - Drug Store – 1.68%
337,390	Walgreens Boots Alliance Inc (a)	28,730,445
	Semiconductor Components - Integrated Circuits – 0.71%
217,900	Analog Devices Inc (a)	12,054,228
	Semiconductor Equipment – 4.64%
938,200	Applied Materials Inc	17,516,194
519,040	Lam Research Corp (a)	41,222,157
982,170	Teradyne Inc (a)	20,301,453
		79,039,804
	Television – 1.13%
411,000	CBS Corp, Class B (a)	19,370,430
	Web Hosting / Design – 0.13%
68,960	GoDaddy Inc, Class A *	2,210,858
	Total United States (cost $1,017,869,673)	$1,264,558,796

	Total Common Stock (cost $1,428,588,097)	$1,747,174,905

	Total Investments in Securities (cost $1,428,588,097)†	$1,747,174,905

	Other Liabilities in Excess of Assets - (2.24%) **	$(38,333,533)

	Net Assets - 100.00%	$1,708,841,372

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $155,990,755 invested in a BNY Mellon Money Market Account, which is 9.13% of net assets and foreign currency with a U.S. Dollar value of $5,507,590 which is 0.32% of net assets.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
†	Aggregate cost for federal income tax purposes is $1,532,275,920. The aggregate gross unrealized gain/(loss) for federal income tax purposes for all portfolio investments is as follows:

Excess of value of cost	$ 281,954,191
Excess of cost of value	(110,470,833)
$ 171,483,358

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

December 31, 2015
Percentage of
Investments in Securities - By Industry	Net Assets (%)
Alternative Waste Technology	2.04
Apparel Manufacturers	1.56
Applications Software	4.10
Audio / Video Products	4.58
Chemicals - Diversified	0.66
Commercial Services - Finance	4.07
Commercial Services	0.53
Computer Aided Design	0.66
Computer Software	1.46
Computers	0.21
Consulting Services	0.30
Data Processing / Management	0.82
Diversified Financial Services	0.12
E-Commerce / Products	4.58
E-Commerce / Services	2.23
E-Services / Consulting	0.12
Electric Products - Miscellaneous	1.23
Electronic Components - Miscellaneous	0.76
Electronic Components - Semiconductors	2.73
Electronic Design Automation	5.36
Entertainment Software	7.86
Finance - Credit Card	6.25
Finance - Investment Banker / Broker	0.22
Finance - Other Services	5.88
Internet Application Software	0.74
Internet Content - Entertainment	4.62
Investment Management / Advisory Services	0.95
Medical - Biomedical / Genetics	5.93
Medical - Drugs	3.46
Medical - Products	0.16
Medical - Outpatient / Home Medical	1.93
Medical - Wholesale Drug Distribution	2.39
Metal Products - Distribution	1.02
Multimedia	0.29
Retail - Building Products	1.34
Retail - Discount	8.74
Retail - Drug Store	1.68
Sector Fund - China	0.50
Semiconductor Components - Integrated Circuits	0.71
Semiconductor Equipment	4.64
Television	1.13
Web Hosting / Design	0.13
Web Portals / ISP	3.55
Total Investments in Securities	102.24%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

		December 31, 2015
Shares		Fair Value
	Securities Sold, Not Yet Purchased – 37.04%
	Common Stock – 37.04%
	China – 1.57%
	Computers – 0.59%
10,010,000	Lenovo Group Ltd	$10,164,797
	Electronic Components - Miscellaneous – 0.52%
1,356,777	AAC Technologies Holdings Inc	8,849,516
	Metal Processors & Fabrication – 0.14%
4,484,000	China Zhongwang Holdings Ltd	2,302,706
	Real Estate Operations / Development – 0.32%
4,455,600	Guangzhou R&F Properties Co Ltd, Class H	5,490,343
	Total China (proceeds $28,173,950)	$26,807,362

	France – 0.76%
	Retail - Major Department Store - 0.76%
75,215	Kering	12,905,471
	Total France (proceeds $12,995,013)	$12,905,471

	Hong Kong – 1.58%
	Casino Hotels – 0.68%
695,000	Melco Crown Entertainment Ltd ADR	11,676,000
	Distribution / Wholesale – 0.16%
3,938,000	Li & Fung Ltd	2,677,788
	Electric - Integrated – 0.30%
604,000	CLP Holdings Ltd	5,131,952
	Gas - Distribution – 0.44%
3,811,000	Hong Kong & China Gas Co Ltd	7,474,333
	Total Hong Kong (proceeds $29,838,655)	$26,960,073

	India – 0.62%
	Computer Services – 0.62%
631,900	Infosys Ltd ADR	10,584,325
	Total India (proceeds $10,550,184)	$10,584,325

	Italy – 0.04%
	Apparel Manufacturers – 0.04%
223,000	Prada SpA	693,445
	Total Italy (proceeds $795,678)	$693,445

	Japan – 5.88%
	Chemicals - Diversified – 0.24%
329,500	Kutaray Co Ltd	4,031,955
	Diversified Manufacturing Operations – 0.68%
5,573,000	Toshiba Corp	11,577,312
	Electric Products - Miscellaneous – 0.35%
506,000	Brothers Industries Ltd	5,897,269
	Electric - Integrated – 0.34%
1,005,880	Tokyo Electric Power Co Inc	5,844,882
	Office Automation & Equipment – 2.73%
1,040,000	Canon Inc	31,771,894
1,437,800	Ricoh Co Ltd	14,952,308
		46,724,202

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		December 31, 2015
Shares		Fair Value
	Common Stocks (continued)
	Japan (continued)
	Photo Equipment & Supplies – 0.73%
297,900	FUJIFILM Holdings Corp	$12,580,174
	Retail - Apparel / Shoes – 0.81%
39,200	Fast Retailing Co Ltd	13,894,907
	Total Japan (proceeds $110,487,806)	$100,550,701

	Macau – 0.92%
	Casino Hotels – 0.92%
4,606,900	Sands China Ltd	15,782,042
	Total Macau (proceeds $16,796,689)	$15,782,042

	Netherlands – 1.62%
	Semiconductor Equipment – 1.62%
311,900	ASML Holding NV	27,687,363
	Total Netherlands (proceeds $29,943,535)	$27,687,363

	Switzerland – 0.47%
	Computers - Peripheral Equipment – 0.47%
530,200	Logitech International SA	7,990,114
	Total Switzerland (proceeds $7,814,122)	$7,990,114

	Taiwan – 1.59%
	Electronic Components - Miscellaneous – 0.15%
896,100	AU Optronics Corp ADR	2,607,651
	Semiconductor Components - Integrated Circuits – 1.44%
926,300	Taiwan Semiconductor Manufacturing Co Ltd ADR	21,073,325
1,830,500	United Microelectronics Corp ADR	3,441,340
		24,514,665
	Total Taiwan (proceeds $28,601,262)	$27,122,316

	United States – 21.99%
	Appliances – 0.79%
91,670	Whirlpool Corp	13,463,573
	Beverages - Non-alcoholic – 0.91%
362,610	Coca-Cola Co	15,577,726
	Casino Hotels – 1.21%
472,000	Las Vegas Sands Corp	20,692,480
	Commercial Services - Finance – 0.49%
468,800	Western Union Co	8,396,208
	Computer Services – 0.57%
366,590	Teradata Corp	9,685,308
	Computers - Memory Devices – 2.08%
586,600	Seagate Technology PLC	21,504,756
232,710	Western Digital Corp	13,974,236
		35,478,992
	Cosmetics & Toiletries – 1.01%
216,600	Proctor & Gamble Co	17,200,206

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		December 31, 2015
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Electric - Integrated – 2.62%
234,430	Consolidated Edison Inc	$15,066,816
217,720	Duke Energy Corp	15,543,031
365,300	Public Service Enterprise Group Inc	14,133,457
		44,743,304
	Electronic Components - Miscellaneous – 1.18%
1,099,490	Corning Inc	20,098,677
	Electronic Components - Semiconductors – 0.94%
466,500	Intel Corp	16,070,925
	Industrial Automation / Robotics – 0.81%
134,400	Rockwell Automation Inc	13,790,784
	Internet Infrastructure Software – 0.52%
92,160	F5 Networks Inc	8,935,834
	Motorcycle / Motor Scooter – 1.25%
470,530	Harley-Davidson Inc	21,357,357
	REITS - Apartments – 0.88%
195,610	Camden Property Trust	15,015,024
	REITS - Diversified – 0.68%
115,830	Vornado Realty Trust	11,578,367
	REITS - Health Care – 0.71%
213,860	Ventas Inc	12,068,120
	REITS - Hotels – 0.38%
418,190	Host Hotels & Resorts Inc	6,415,035
	REITS - Office Property – 1.29%
83,970	Boston Properties Inc	10,709,534
100,510	SL Green Realty Corp	11,355,620
		22,065,154
	Rental Auto / Equipment – 0.95%
448,000	Avis Budget Group Inc	16,257,920
	Retail - Apparel / Shoes – 0.24%
132,669	Buckle Inc	4,083,552
	Retail - Automobile – 0.29%
91,480	CarMax Inc	4,937,176
	Retail - Bedding – 0.83%
293,170	Bed Bath & Beyond Inc	14,145,452
	Retail - Major Department Store – 0.20%
67,000	Nordstrom Inc	3,337,270
	Retail - Regional Department Store – 0.52%
138,620	Dillard’s Inc, Class A	9,108,719
	Security Services – 0.44%
233,300	ADT Corp	7,694,233
	Toys – 0.20%
133,230	Mattel Inc	3,619,859
	Total United States (proceeds $416,827,181)	$375,817,255

	Total Common Stock (proceeds $692,824,075)	$632,900,467

	Total Securities Sold, Not Yet Purchased (proceeds $692,824,075)	$632,900,467

ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

December 31, 2015
Percentage of
Securities Sold, Not Yet Purchased - By Industry	Net Assets (%)
Apparel Manufacturers	0.04
Appliances	0.79
Beverages - Non-alcoholic	0.91
Casino Hotels	2.81
Chemicals - Diversified	0.24
Commercial Services - Finance	0.49
Computer Services	1.19
Computers	0.59
Computers - Memory Devices	2.08
Computers - Peripheral Equipment	0.47
Cosmetics & Toiletries	1.01
Distribution / Wholesale	0.16
Diversified Manufacturing Operations	0.68
Electric Products - Miscellaneous	0.35
Electric - Integrated	3.26
Electronic Components - Miscellaneous	1.85
Electronic Components - Semiconductors	0.94
Gas - Distribution	0.44
Industrial Automation / Robotics	0.81
Internet Infrastructure Software	0.52
Metal Processors & Fabrication	0.14
Motorcycle / Motor Scooter	1.25
Office Automation & Equipment	2.73
Photo Equipment & Supplies	0.73
Real Estate Operations / Development	0.32
REITS - Apartments	0.88
REITS - Diversified	0.68
REITS - Health Care	0.71
REITS - Hotels	0.38
REITS - Office Property	1.29
Rental Auto / Equipment	0.95
Retail - Apparel / Shoes	1.05
Retail - Automobile	0.29
Retail - Bedding	0.83
Retail - Major Department Store	0.96
Retail - Regional Department Store	0.52
Security Services	0.44
Semiconductor Components - Integrated Circuits	1.44
Semiconductor Equipment	1.62
Toys	0.20
Total Securities Sold, Not Yet Purchased	37.04%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited)

			December 31, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Swap Contracts - 2.98%
	Total Return Swap Contracts - 2.98%
	Audio / Video Products - 0.16%
$(5,422,072)	3/3/2016	Sharp Corp	$2,690,572

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 16.50%.

	Building Products - Doors & Windows - (0.01%)
(14,726,419)	3/4/2019	Asahi Glass Co Ltd	(84,216)

		Agreement with Morgan Stanley, dated 03/10/2010 to deliver the total return of the shares of Asahi Glass Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

	Commercial Banks Non-U.S. - (0.14%)
(12,030,743)	12/13/2019	Australia & New Zealand Banking Group Ltd.	(863,327)

		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Australia & New Zealand Banking Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

(11,417,936)	12/13/2019	Westpac Banking Corp.	(1,493,949)

		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.
			(2,357,276)

	Computers - 0.03%
(6,133,976)	3/4/2019	Foxconn Technology Co Ltd	433,289

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Foxconn Technology Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.96%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Computers - Peripheral Equipment - 0.22%
$(11,957,177)	3/3/2016	Innolux Display Corp	$3,707,349

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.50%.

	Electric Products - Miscellaneous - 0.02%
(3,248,974)	3/3/2016	LG Innotek Co Ltd	331,569

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of LG Innotek Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 3.30%.

	Electronic Components - Miscellaneous - 0.38%
(11,232,690)	3/3/2016	AU Optronics Corp	3,594,842

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.96%.

(29,217,780)	3/3/2016	Hon Hai Precision Industry Co Ltd	2,978,804

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hon Hai Precision Industry Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.
			6,573,646

	Electronic Components - Semiconductors - 0.49%
(9,001,222)	3/4/2019	Inotera Memories Inc	3,662,993

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Inotera Memories Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.88%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Semiconductors (continued)
$72,674,172	3/3/2016	Samsung Electronics Co Ltd	$(1,925,941)

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%.

(23,767,949)	3/3/2016	SK Hynix Inc	6,594,388

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of SK Hynix Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.
			8,331,440

	Finance - Investment Fund - 0.03%
2,882,008	2/25/2019	Flow Traders	498,915

		Agreement with Morgan Stanley, dated 02/25/2014 to receive the total return of the shares of Flow Traders in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate less 0.65%.

	Food - Retail - 0.75%
(5,930,747)	3/3/2016	Distribuidora Internacional de Alimentacion SA	793,154

		Agreement with Morgan Stanley, dated 01/01/2012 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

2,257,689	12/10/2018	Ocado Group PLC	(822,775)

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Ocado Group PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Food - Retail (continued)
$(7,603,468)	12/10/2018	Sainsbury PLC	$(320,309)

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Sainsbury PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.32%.

(15,407,143)	12/10/2018	Tesco PLC	4,292,515

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

(19,452,950)	12/23/2019	Wesfarmers Ltd	289,116

		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

(8,324,288)	12/10/2018	WM Morrison Supermarkets PLC	1,383,746

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.47%.

(37,681,575)	12/23/2019	Woolworths Ltd	7,237,682

		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Woolworths Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

			12,853,129

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Hotels & Motels - (0.12%)
$33,322,494	12/10/2018	Whitbread PLC	$(2,045,581)

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Machinery - Construction & Mining - (0.02%)
(5,729,109)	9/25/2017	Atlas Copco AB, Class A	(276,089)

		Agreement with Morgan Stanley, dated 09/24/2015 to deliver the total return of the shares of Atlas Copco AB, Class A in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

	Office Automation & Equipment - 0.07%
(1,262,760)	3/4/2019	Ricoh Co Ltd	(36,171)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

(14,140,850)	3/4/2019	Seiko Epson Corp	1,173,706

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Seiko Epson Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

			1,137,535

	Photo Equipment & Supplies - 0.01%
(11,231,563)	3/4/2019	Konica Minolta Inc	158,585

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate plus 0.43%.

	Retail - Discount - (0.19%)
5,535,936	12/10/2018	B&M European Value Retail SA	(243,227)

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Retail - Discount (continued)
$7,864,440	12/10/2018	Poundland Group PLC	$(2,921,025)

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Poundland Group PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

			(3,164,252)

	Retail - Jewelry - 0.20%
(14,211,095)	5/8/2017	Cie Financiere Richmont SA	1,009,828

		Agreement with Morgan Stanley, dated 05/08/2015 to deliver the total return of the shares of Cie Financiere Richmont SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

(18,510,314)	12/10/2018	Swatch Group AG	2,435,632

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Swatch Group AG in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

			3,445,460

	Satellite Telecommunications - 0.03%
2,903,592	2/25/2019	Cellnex Telecom SAU	447,512

		Agreement with Morgan Stanley, dated 02/25/2014 to receive the total return of the shares of Cellnex Telecom SAU in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%

	Semiconductor Components - Integrated Circuits - (0.11%)
(11,236,283)	3/3/2016	Novatek Microelectronics Corp	2,080,088

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Novatek Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.25%.

33,859,344	3/3/2016	QUALCOMM Inc	(4,227,269)

		Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Semiconductor Components - Integrated Circuits (continued)
$(2,936,139)	3/3/2016	United Microelectronics Corp	$252,491

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.
			(1,894,690)

	Television - 0.10%
6,099,349	3/3/2016	Nippon Television Holdings Inc	1,722,792

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Nippon Television Holdings Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.60%.

	Web Portals / ISP - 1.08%
69,697,167	3/3/2016	Alphabet Inc, Class A	18,342,462

		Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total Swap Contracts		$50,852,151

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

December 31, 2015
Percentage of
Swap Contracts - By Industry	Net Assets (%)
Audio / Video Products	0.16
Building Products - Doors & Windows	(0.01)
Commercial Banks Non-U.S	(0.14)
Computers	0.03
Computers - Peripheral Equipment	0.22
Electric Products – Miscellaneous	0.02
Electronic Components - Miscellaneous	0.38
Electronic Components - Semiconductors	0.49
Finance - Investment Fund	0.03
Food - Retail	0.75
Hotels & Motels	(0.12)
Machinery - Construction & Mining	(0.02)
Office Automation & Equipment	0.07
Photo Equipment & Supplies	0.01
Retail - Discount	(0.19)
Retail - Jewelry	0.20
Satellite Telecommunications	0.03
Semiconductor Components - Integrated Circuits	(0.11)
Television	0.10
Web Portals / ISP	1.08
Total Swap Contracts	2.98%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2015 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows authoritative guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the three months ended December 31, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of December 31, 2015.

				Balance
	Level 1	Level 2	Level 3	December 31, 2015
Assets
Common Stock	$1,747,174,905	$—	$—	$1,747,174,905
Total Return Swaps	—	50,852,151	—	50,852,151
Total Assets	$1,747,174,905	$50,852,151	$—	$1,798,027,056

Liabilities
Common Stock	$632,900,467	$—	$—	$632,900,467
Total Liabilities	$632,900,467	$—	$—	$632,900,467

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2015 (Unaudited)(continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the NYSE in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic exchange traded equity securities (other than options) other than those that trade on NASDAQ are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities sold short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by that exchange.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Fund’s investment adviser, SilverBay Capital Management, LLC (the “Adviser”), under the supervision of the Board in accordance with authoritative guidance.

Debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service. If in the view of the Adviser, the bid price of a listed option or debt security (or ask price in the case of any such security sold short) does not fairly reflect the market value of the security, the security may be valued at fair value in good faith pursuant to procedures adopted by the Board.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value, taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2015 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

b.	Call and Put Options on Individual Securities (continued)

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

There was no activity of the above-mentioned investments in the Fund during the three months ended December 31, 2015.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

4.	Federal Income Tax Information

At September 30, 2015, the aggregate cost and proceeds for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,532,275,920, and $640,041,257, respectively. For Federal income tax purposes, at September 30, 2015, accumulated net unrealized gain on portfolio investments was $171,483,358, consisting of $281,954,191 gross unrealized gain and $110,470,833 gross unrealized loss. The accumulated net unrealized loss on securities sold, not yet purchased, was $81,435,030, consisting of $129,727,420 gross unrealized gain and $211,162,450 gross unrealized loss. The difference between book basis and tax basis unrealized gain on portfolio investments and unrealized loss on securities sold, not yet purchased is attributable primarily to cumulative loss deferrals on wash sales and loss deferrals on unsettled short positions and wash sales, respectively.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)
Date	2/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	2/26/2016

By (Signature and Title)*	/s/ George D. Mykoniatis
George D. Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	2/26/2016

*	Print the name and title of each signing officer under his or her signature.